INVESTMENT SECURITIES - Equity instruments through OCI - Dividend income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investment securities [abstract]
Dividend income	$ 119,888	$ 153,969	$ 84,395